UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ashmore Group plc
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Address:     61 Aldwych
             ----------
             London WC2B 4AE, United Kingdom
             -------------------------------

Form 13F File Number:  28-14260
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael S. Perman
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Title:     Secretary
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Phone:     212-661-0061
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Signature, Place, and Date of Signing:




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/s/Michael S. Perman         London                    November 14, 2011
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Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-5804                       Ashmore EMM, L.L.C.
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
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $ 79,708
                                              ------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number     Name

     1          28-5804                  Ashmore EMM, L.L.C.
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     2          28-14265                 Ashmore Investments (UK) Ltd
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     3          28-14274                 Ashmore Investment Management Limited
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

                                                             ASHMORE GROUP PLC
                                            FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2011

                                                                                                                VOTING AUTHORITY
                                                           VALUE     SHARES/  SH/  PUT/   INVSTMT   OTHER
     NAME OF ISSUER           TITLE OF CLASS      CUSIP   X($1000)   PRN AMT  PRN  CALL  DISCRETN  MANAGERS    SOLE   SHARED    NONE

ABERDEEN INDONESIA FUND INC   COM               00305P106   1,547    132,071  sh         defined    2, 3    132,071     0          0
ABERDEEN LATIN AMERICAN EQTY  COM               00306K106   2,516     86,250  sh         defined    2, 3     86,250     0          0
AMERICA MOVIL SAB DE CV       SPON ADR LSHS     02364W105      60      2,700  sh         defined    1             0     0      2,700
BAIDU INC                     SPON ADR REP A    056752108      64        600  sh         defined    1             0     0        600
BANCO BRADESCO SA             SP ADR PFD NEW    059460303      62      4,200  sh         defined    1             0     0      4,200
BANCO DE CHILE                SPONSORED ADR     059520106      28        400  sh         defined    1             0     0        400
BRASKEM S A                   SP ADR PFD A      105532105      53      3,400  sh         defined    1             0     0      3,400
CHINA FUND INC                COM               169373107   1,928     83,844  sh         defined    2, 3     83,844     0          0
CHINA LODGING GROUP LTD       SPONSORED ADR     16949N109      56      4,100  sh         defined    1             0     0      4,100
COMPANIA CERVECERIAS UNIDAS   SPONSORED ADR     204429104      31        600  sh         defined    1             0     0        600
DESARROLLADORA HOMEX          SPONSORED ADR     25030W100   3,052    226,082  sh         defined    2, 3    226,082     0          0
EMBRAER SA                    SPON ADR B        29082A107      38      1,512  sh         defined    1             0     0      1,512
FOMENTO ECONOMICO MEXICANO    SPON ADR UNITS    344419106      58        900  sh         defined    1             0     0        900
GAFISA SA-ADR                 SPONS ADR         362607301   3,317    574,898  sh         defined    2, 3    574,898     0          0
GERDAU SA                     SPONSORED ADR     373737105      55      7,700  sh         defined    1             0     0      7,700
ICICI BK LTD                  ADR               45104G104      69      2,000  sh         defined    1             0     0      2,000
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR     456788108      36        700  sh         defined    1             0     0        700
ISHARES INC                   MSCI BRAZIL       464286400   1,523     29,280  sh         defined    2, 3     29,280     0          0
ISHARES INC                   MSCI MALAYSIA     464286830     223     18,300  sh         defined    2, 3     18,300     0          0
ISHARES INC                   MSCI S KOREA      464286772       8        181  sh         defined    2, 3        181     0          0
ISHARES INC                   MSCI TAIWAN       464286731      70      5,907  sh         defined    2, 3      5,907     0          0
ISHARES INC                   MSCI THAILAND     464286624     213      4,000  sh         defined    2, 3      4,000     0          0
ISHARES TR                    INDO INVS MRKT    46429B309     339     13,125  sh         defined    2, 3     13,125     0          0
ISHARES TR                    PHILL INVESTMRK   46429B408     638     30,000  sh         defined    2, 3     30,000     0          0
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106   2,891    186,297  sh         defined    2, 3    186,297     0          0
JF CHINA REGION FUND INC      COM               46614T107     462     42,485  sh         defined    2, 3     42,485     0          0
KOREA EQUITY FUND             COM               50063B104   2,141    191,330  sh         defined    2, 3    191,330     0          0
KOREA FUND                    COM NEW           500634209   2,014     54,192  sh         defined    2, 3     54,192     0          0
LATIN AMERICAN DISCOVERY FD   COM               51828C106     709     52,450  sh         defined    2, 3     52,450     0          0
MALAYSIA FUND INC             COM               560905101     834     91,976  sh         defined    2, 3     91,976     0          0
MARKET VECTORS ETF TR         BRAZIL SMCP ETF   57060U613   1,021     26,050  sh         defined    2, 3     26,050     0          0
MARKET VECTORS ETF TR         INDONESIA ETF     57060U753     766     30,259  sh         defined    2, 3     30,259     0          0
MECHEL OAO                    SPONSORED ADR     583840103   1,770    173,700  sh         defined    2, 3    173,700     0          0
MECHEL OAO                    SPON ADR PFD      583840509      14      3,618  sh         defined    1             0     0      3,618
MEXICO EQUITY AND INCOME FD   COM               592834105     495     51,587  sh         defined    2, 3     51,587     0          0
MEXICO FUND INC               COM               592835102     653     30,076  sh         defined    2, 3     30,076     0          0
MINDRAY MEDICAL INTL LTD      SPON ADR          602675100      97      4,100  sh         defined    1             0     0      4,100
MOBILE TELESYSTEMS- OJSC      SPONSORED ADR     607409109  11,781    957,800  sh         defined    2, 3    957,800     0          0
MORGAN STANLEY CHINA A SHARE  COM               617468103     989     46,667  sh         defined    2, 3     46,667     0          0
MORGAN STANLEY FRONTIER EMER  COM               61757P101     324     29,353  sh         defined    2, 3     29,353     0          0
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101     257     12,407  sh         defined    1             0     0     12,407
SHELTON GREATER CHINA FUND    SH BEN INT        823014105     229     39,066  sh         defined    2, 3     39,066     0          0
TAIWAN FUND INC               COM               874036106   1,399     93,121  sh         defined    2, 3     93,121     0          0
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100  26,443  2,313,494  sh         defined    2, 3  2,313,494     0          0
TEMPLETON DRAGON FUND INC     COM               88018T101   3,564    147,277  sh         defined    2, 3    147,277     0          0
TEMPLETON EMERGING MKTS FND   COM               880191101     210     12,467  sh         defined    2, 3     12,467     0          0
TEMPLETON RUSSIA & EAST EURO  COM               88022F105     226     15,464  sh         defined    2, 3     15,464     0          0
THAI FUND INC                 COM               882904105     316     26,671  sh         defined    2, 3     26,671     0          0
TURKISH INVESTMENT FUND       COM               900145103     888     69,950  sh         defined    2, 3     69,950     0          0
VALE SA-SP PREF ADR           ADR               91912E105   3,112    136,500  sh         defined    2, 3    136,500     0          0
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF  922042858       7        200  sh         defined    2, 3        200     0          0
VIMPELCOM LTD                 SPONSORED ADR     92719A106     112     11,700  sh         defined    1             0     0     11,700